Expense Example, No Redemption {- Franklin Louisiana Tax-Free Income Fund} - Franklin Tax-Free Trust - TF2-21 - Franklin Louisiana Tax-Free Income Fund - Class C	Mar. 08, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 128
3 Years	400
5 Years	692
10 Years	$ 1,523